Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Schedule of Interests in Other Entities

		Group
	2020	2019
	£m	£m
Joint Ventures	172	117
	172	117

Schedule of Subsidiaries With Significant Non-Controlling Interests

	2020	2019
	£m	£m
Profit attributable to non-controlling interests	19	19
Accumulated non-controlling interests of the subsidiary	162	160
Dividends paid to non-controlling interests	15	12
Summarised financial information:
Total assets	3,451	3,228
Total liabilities	3,127	2,905
Profit for the year	38	40
Total comprehensive income for the year	33	40

Santander UK Group Holdings plc
Statement [Line Items]
Disclosure of interests in subsidiaries

	2020	2019
	£m	£m
Interests in ordinary shares of subsidiaries	11,630	11,645
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	495	495
£750m Fixed Rate Reset Perpetual AT1 Capital Securities	750	750
£300m Fixed Rate Reset Perpetual AT1 Capital Securities	—	—
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	210	210
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	500	500
	13,585	13,600
The movement in the Company’s interests in subsidiaries was as follows:

	Cost	Impairment	Net book value
	£m	£m	£m
At 31 December 2020	11,645	(15)	11,630

At 1 January 2019 and 31 December 2019	11,645	—	11,645